SCHEDULE OF ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Professional fees		$ 238	$ 239
Legal matters	$ 30	323	643
Accrued compensation	12	12	109
Convertible notes interest			176
Somerville facility			218
Other		434	508
Total accrued expenses	859	1,007	$ 1,893
Professional fees	678	446
Other	$ 139	$ 226